INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefit)
Current:	2019	2018
Federal State and local	$—	—
Total Current	$—	—
Deferred:
Federal State and local benefit	$(2,945,915)	(1,129,273)
Net operating loss, net of state tax effect	(107,011)	(84,070)
Meals and entertainment	4,506	2,183
Stock based expenses	124,124	235,256
Impairment	199,473	—
Amortization	182,411	—
Other	61,472	84,071
Change in allowance	2,480,939	891,833
Total Benefit	$—	—

Income tax rate reconciliation
	2019	2018
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(19%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities):	2019	2018
Valuation allowance	$—	—
Total current deferred tax asset (liability)	$—	—

Noncurrent deferred tax assets (liabilities):
Derivative expense	$1,570,151	—
Intangible assets amortization	802,857	620,447
Net operating loss carry forwards	2,140,224	1,681,403
Stock base compensation	1,655,821	1,287,336
Other	—	98,927
Less; Valuation allowance	$(6,169,052)	(3,688,113)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	—